UNITED STATES
SECRUTIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM 13F
FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2003

Check here if Amendment [X]; Amendment Number:  1
This Amendment (Check only one):		[X] is a restatement.
						[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Maynard Capital Partners, L.L.C.
Address:	5151 Glenwood Avenue
		Raleigh, NC 27612

Form 13F File Number:   28-11043

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:		John M. Day
Title:		Managing Partner
Phone:		919-881-5120

Signature,				Place,				and Date of Signing
John M. Day				Raleigh, North Carolina		February 9, 2005

AFC Enterprises Inc (00104Q107) was mistakenly omitted from the original filing and Allmerica Finl Corp (019754100) was mistakenly included.

Report Type (Check only one.):

	[X] 13F HOLDINGS REPORT.
	[ ]  13F NOTICE.
	[ ]  13F COMBINATION REPORT.

FORM13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	0
Form 13F Information Table Entry Total:	10
Form 13F Information Table Value Total:	$171,616

List of Other Included Mangers:
NONE

FORM 13F INFORMATION TABLE
                                                 VALUE   SHRS OR    SH/ PUT/  INVESTMENT   OTHER   VOTING AUTHORITY
     NAME OF ISSUER     TITLE OF CLASS  CUSIP  (x$1000)   PRN AMT   PRN CALL  DISCRETION  MANAGERS   SOLE    SHARED  NONE

AFC Enterprises Inc     COM           00104Q107  $20,075  1,491,482 SH           SOLE              1,491,482       0     0
Applebees Intl Inc      COM           037899101  $13,359    476,409 SH           SOLE                476,409       0     0
Brinker Intl Inc        COM           109641100  $17,254    565,700 SH           SOLE                565,700       0     0
Dollar Gen Corp         COM           256669102   $5,823    476,900 SH           SOLE                476,900       0     0
Dollar Tree Stores Inc  COM           256747106  $32,516  1,633,975 SH           SOLE              1,633,975       0     0
O Reilly Automotive Inc COM           686091109  $21,077    778,616 SH           SOLE                778,616       0     0
Outback Steakhouse Inc  COM           689899102  $27,729    783,750 SH           SOLE                783,750       0     0
Performance Food Group CCOM           713755106   $2,146     70,000 SH           SOLE                 70,000       0     0
Waste Industires USA IncCOM           941057101   $2,034    321,336 SH           SOLE                321,336       0     0
Yankee Candle Inc       COM           984757104  $29,603  1,738,300 SH           SOLE              1,738,300       0     0